Basis of Presentation of the Consolidated Financial Statements - Associates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sacme S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	50.00%	50.00%
Total	50.00%	50.00%
Yacylec S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	33.33%	22.22%
Total	33.33%	22.22%
Central Termica Manuel Belgrano [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	25.60%	25.60%
Total	25.60%	25.60%
Central Termica San Martin [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	25.60%	25.60%
Total	25.60%	25.60%
Central Vuelta Obligado S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	40.90%	40.90%
Total	40.90%	40.90%